Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (295,395)	$ (449,030)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock based compensation	15,000	124,000
Amortization of Debt Discount (Premium)	17,812	73,230
Inventory Write-down	69,530	0
Changes in operating assets and liabilities:
Inventory	66	0
Accounts payable and accrued interest	78,287	60,321
Accrued interest - related parties	10,939	6,009
Net Cash Used by Operating Activities	(103,761)	(185,470)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets and inventory	0	(50,000)
Net Cash Used by Investing Activities	0	(50,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans payable - related parties	9,750	40,425
Proceeds from convertible notes payable	0	276,250
Proceeds from notes payable	0	42,000
Payments on loans payable - related parties	(17,565)	0
Payments on notes payable	(10,000)	(2,000)
Net Cash Provided (Used) by Financing Activities	(17,815)	356,675
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(121,576)	121,205
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	121,739	534
CASH AND CASH EQUIVALENTS AT END OF PERIOD	163	121,739
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	30,619	15,561
Cash paid for income taxes	0	0
Non-cash investing and financing activities:
Amortization to additional paid-in capital of premium on convertible note payable	219,998	80,000
Common stock issued for the conversion of debt	12,600	0
Preferred stock issued for the conversion of related party debt	228	0
Forgiveness of related party debt	9,772	0
Common stock issued for the acquisition of intangible assets and inventory	0	375,000
Recording of premium on convertible debt at stock redemption value	0	299,998
Debt discount on convertible note payable	0	23,750
Debt discount on issuance of warrants	$ 0	$ 67,292